INTANGIBLE ASSETS, NET (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS, NET [Line Items]
Disposal Group Including Discontinued Operations Impairment Loss For Intangible Assets	$ 18,447	$ 0	$ 1,579,495
Continuing Operations [Member]
INTANGIBLE ASSETS, NET [Line Items]
Amortization of Intangible Assets	363,190	312,821	104,063
Discontinued Operations [Member]
INTANGIBLE ASSETS, NET [Line Items]
Amortization of Intangible Assets	0	0	47,610
Disposal Group Including Discontinued Operations Impairment Loss For Intangible Assets	$ 0	$ 0	$ 1,978,711